Loans To Customers (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Loans to Customers [Abstract]
Summary of Loans to Customers

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Loans originated by consolidated trust plans	202,175,185	186,396,992
Loans originated by microloan lending companies and consumer finance company	12,587,586	30,109,705
Interest receivable	2,963,210	2,002,926
Less: Provision for impairment losses
Stage 1	(1,860,245)	(4,481,912)
Stage 2	(312,280)	(1,197,126)
Stage 3	(581,346)	(1,383,940)
	(2,753,871)	(7,062,978)

	214,972,110	211,446,645

Expected credit loss rate	1.26%	3.23%

Summary of Movement in Loans to Customers
( c )	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	47,052,175	324,440	1,373,211	48,749,826
New loans originated	141,924,691	—	—	141,924,691
Transfers	(2,124,274)	1,713,887	410,387	—
— From stage 1 to stage 2	(1,806,096)	1,806,096	—	—
— From stage 1 to stage 3	(324,045)	—	324,045	—
— From stage 2 to stage 1	5,867	(5,867)	—	—
— From stage 2 to stage 3	—	(98,355)	98,355	—
— From stage 3 to stage 2	—	12,013	(12,013)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(67,284,010)	(1,198,510)	(195,666)	(68,678,186)
Write-offs	—	—	(1,181,312)	(1,181,312)

As of December 31, 2020	119,568,582	839,817	406,620	120,815,019

( d )	The following table sets forth the movement of ECL allowance for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	136,396	53,258	1,061,660	1,251,314
New loans originated	373,266	—	—	373,266
Transfers	(107,551)	213,807	378,215	484,471
— From stage 1 to stage 2	(101,324)	101,324	—	—
— From stage 1 to stage 3	(7,322)	—	7,322	—
— From stage 2 to stage 1	4,161	(4,161)	—	—
— From stage 2 to stage 3	—	(49,632)	49,632	—
— From stage 3 to stage 2	—	1,344	(1,344)	—
Net impact on expected credit loss by stage transfers	(3,066)	164,932	322,605	484,471
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(203,494)	(89,632)	(119,197)	(412,323)
Change in parameters of expected credit loss model	282,237	17,906	(664)	299,479
Write-offs	—	—	(1,181,312)	(1,181,312)
Recovery of loans written off previously	—	—	174,310	174,310

As of December 31, 2020	480,854	195,339	313,012	989,205

( e )	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	119,568,582	839,817	406,620	120,815,019
New loans originated	234,198,681	—	—	234,198,681
Transfers	(5,530,212)	4,439,585	1,090,627	—
— From stage 1 to stage 2	(5,579,855)	5,579,855	—	—
— From stage 2 to stage 1	49,643	(49,643)	—	—
— From stage 2 to stage 3	—	(1,091,109)	1,091,109	—
— From stage 3 to stage 2	—	482	(482)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(132,711,645)	(3,703,157)	(25,534)	(136,440,336)
Write-offs	—	—	(847,383)	(847,383)

As of December 31, 2021	215,525,406	1,576,245	624,330	217,725,981

( f )	The following table sets forth the movement of ECL allowance for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	480,854	195,339	313,012	989,205
New loans originated	1,346,940	—	—	1,346,940
Transfers. .	(1,104,156)	454,235	1,045,357	395,436
— From stage 1 to stage 2	(1,109,405)	1,109,405	—	—
— From stage 2 to stage 1	16,509	(16,509)	—	—
— From stage 2 to stage 3	—	(1,000,215)	1,000,215	—
— From stage 3 to stage 2	—	458	(458)	—
Net impact on expected credit loss by stage transfers	(11,260)	361,096	45,600	395,436
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(622,468)	(470,524)	(124,794)	(1,217,786)
Change in parameters of expected credit loss model	1,759,075	133,230	24,216	1,916,521
Write-offs	—	—	(847,383)	(847,383)
Recovery of loans written off previously	—	—	170,938	170,938

As of December 31, 2021	1,860,245	312,280	581,346	2,753,871

( g )	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2022	215,525,406	1,576,245	624,330	217,725,981
New loans originated	215,834,125	—	—	215,834,125
Transfers	(17,245,234)	13,239,242	4,005,992	—
— From stage 1 to stage 2	(17,540,156)	17,540,156	—	—
— From stage 2 to stage 1	294,922	(294,922)	—	—
— From stage 2 to stage 3	—	(4,015,845)	4,015,845	—
— From stage 3 to stage 2	—	9,853	(9,853)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(201,023,209)	(10,854,775)	(159,277)	(212,037,261)
Write-offs	—	—	(3,013,222)	(3,013,222)

As of December 31, 2022	213,091,088	3,960,712	1,457,823	218,509,623

( h )	The following table sets forth the movement of ECL allowance for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2022	1,860,245	312,280	581,346	2,753,871
New loans originated	1,609,220	—	—	1,609,220
Transfers	(3,550,516)	1,088,799	3,840,446	1,378,729
— From stage 1 to stage 2	(3,573,960)	3,573,960	—	—
— From stage 2 to stage 1	54,161	(54,161)	—	—
— From stage 2 to stage 3	—	(3,575,710)	3,575,710	—
— From stage 3 to stage 2	—	9,329	(9,329)	—
Net impact on expected credit loss by stage transfers	(30,717)	1,135,381	274,065	1,378,729
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(1,707,206)	(403,559)	(214,194)	(2,324,959)
Change in parameters of expected credit loss model	6,270,169	199,606	42,624	6,512,399
Write-offs	—	—	(3,013,222)	(3,013,222)
Recovery of loans written off previously	—	—	146,940	146,940

As of December 31, 2022	4,481,912	1,197,126	1,383,940	7,062,978

As of December 31, 2022, loans to customers amounting to RMB3,013 million were written off in 2022 and were still subject to enforcement activity.
 The enforcement activity includes the amounts written off in previous years.